Equity Incentive Plan - Option grants to employees and non-employees (Details) - Options - BFLY Operations Inc	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum	0.40%	2.30%
Risk free interest rate, maximum	1.70%	2.50%
Expected dividend yield	0.00%	0.00%
Expected volatility	50.00%	50.00%
Employees | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 10 months 24 days	6 years
Employees | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 3 months 18 days	6 years 1 month 6 days
Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum	0.40%	1.50%
Risk free interest rate, maximum	1.70%	2.70%
Expected dividend yield	0.00%	0.00%
Expected volatility	50.00%	50.00%
Non-employees | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	1 year 1 month 6 days	8 years 1 month 6 days
Non-employees | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 1 month 6 days	10 years